Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has two operating segments: online education services, and technological development and operation service. Our online education service consists of two types of online services: Online Education Cloud Service (“B2B2C”) and Online Training Service (“B2C”).

The following tables present summary information by segment for the years ended March 31, 2025, 2024 and 2023, respectively:

	For the Year Ended
	March 31, 2025	March 31, 2024	March 31, 2023
Revenue from Online Education Service
Revenue from B2B2C Service	$5,663,747	$6,875,040	$10,358,996
Revenue from B2C Service	20,342	137,412	149,877
Revenue from Technological Development and Operation Service	502,556	210,768	183,740
Total	$6,186,645	$7,223,220	$10,692,613

All the Company’s revenue was generated from its business operation in China.

	For the Year Ended March 31, 2025
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,684,089	$502,556	$6,186,645
Cost of revenue and related tax	3,492,409	117,341	3,609,750
Gross profit	$2,191,680	$385,215	$2,576,895
Selling expense	783,313	69,256	852,569
Depreciation and amortization	$82,175	$7,266	$89,441
Total capital expenditures	$9,993	$883	$10,876
	For the Year Ended March 31, 2024
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$7,012,452	$210,768	$7,223,220
Cost of revenue and related tax	4,148,694	83,559	4,232,253
Gross profit	$2,863,758	$127,209	$2,990,967
Selling expense	1,035,525	31,124	1,066,649
Depreciation and amortization	$169,574	$5,097	$174,671
Total capital expenditures	$95,020	$-	$95,020

	For the Year Ended March 31, 2023
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$10,508,873	$183,740	$10,692,613
Cost of revenue and related tax	4,904,801	100,909	5,005,710
Gross profit	$5,604,072	$82,831	$5,686,903
Selling expense	1,109,743	19,403	1,129,146
Depreciation and amortization	$173,214	$3,029	$176,243
Total capital expenditures	$37,237	$-	$37,237

	As of March 31, 2025	As of March 31, 2024
Total assets:
Online Education Service	$14,193,359	$15,706,920
Technological Development and Operation Service	1,254,899	449,503
Total Assets	$15,448,258	$16,156,423